Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
2013	$ 47.1
2014	38.8
2015	29.6
2016	18.2
2017	8.3
Thereafter	9.5
Total	$ 151.5